Financial Assets at Amortised Cost - Narrative (Details) - CLP ($) $ in Millions		12 Months Ended
	Dec. 27, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Amortised Cost (Details) [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations		$ (37,068)	$ (120,934)	$ (1,628)
Increase (decrease) in financial assets		162,997	121,749
Loan from mortgage		89,994	93,614
Credit loss allowance (in Pesos)		89,994	93,614
Commercial loans
Financial Assets at Amortised Cost (Details) [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations		172,403
Mortgage loans
Financial Assets at Amortised Cost (Details) [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations		79,626
Leasing Loans
Financial Assets at Amortised Cost (Details) [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations		17,883
Santander Consumer Finance Limitada | Automotive Loans
Financial Assets at Amortised Cost (Details) [Line Items]
Net income from non-current assets and groups available for sale not admissible as discontinued operations	$ 22,936
Sale of loan portfolio, percentage	2.00%
Expected credit loss allowance
Financial Assets at Amortised Cost (Details) [Line Items]
Increase (decrease) in financial assets		$ (353)	$ 73,000